SUPPLEMENT DATED JUNE 20, 2007 TO THE PROSPECTUS DATED MAY 1, 2007 OF:

                      ALLIANZ REWARDS(TM) VARIABLE ANNUITY
                      ALLIANZ ALTERITY(TM) VARIABLE ANNUITY
                     ALLIANZ HIGH FIVE(TM) VARIABLE ANNUITY
                  ALLIANZ HIGH FIVE(TM) BONUS VARIABLE ANNUITY
                    ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY
                       ALLIANZ ELITE(SM) VARIABLE ANNUITY
                 ALLIANZ ADVANTAGE(TM) NEW YORK VARIABLE ANNUITY
                ALLIANZ OPPORTUNITY(TM) NEW YORK VARIABLE ANNUITY
                ALLIANZ CHARTER(TM) II NEW YORK VARIABLE ANNUITY
           ALLIANZ HIGH FIVE(TM) NEW YORK, AS SUPPLEMENTED MAY 1, 2007
       VALUEMARK(R) II/III VARIABLE ANNUITY, AS SUPPLEMENTED MAY 25, 2007
         VALUEMARK(R) IV VARIABLE ANNUITY, AS SUPPLEMENTED MAY 25, 2007
       ALLIANZ VISION(SM) VARIABLE ANNUITY, AS SUPPLEMENTED JUNE 15, 2007

                                    ISSUED BY
   Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York, and Allianz Life Variable Account B or Allianz Life of NY Variable Account C

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.


--------------------------------------------------------------------------------
1. EFFECTIVE JUNE 13, 2007, ALLIANZ LIFE ADVISERS, LLC ENTERED INTO A SUBADVISORY AGREEMENT WITH TURNER INVESTMENT PARTNERS, INC. ("TURNER") PURSUANT TO WHICH TURNER WILL REPLACE CLEARBRIDGE ADVISORS, LLC (FORMERLY CAM NORTH AMERICA, LLC) AS THE SUBADVISER TO THE FUND EFFECTIVE ON OR ABOUT JUNE 26, 2007. IN ADDITION, THE FOLLOWING NAME CHANGE IS EFFECTIVE ON OR ABOUT JUNE 26, 2007 AND ALL REFERENCES TO THE PREVIOUS NAME IN THE PROSPECTUS ARE HEREBY REPLACED WITH THE CURRENT NAME:

     NAME EFFECTIVE ON OR ABOUT JUNE 26, 2007              PREVIOUS NAME
     -----------------------------------------------       ---------------------------------
     AZLSM Turner Quantitative Small Cap Growth Fund       AZL(SM) LMP Small Cap Growth Fund

   In the Investment Options table in the prospectus, the Primary Investments for the AZL Turner Quantitative Small Cap Growth Fund are as follows:

               PRIMARY INVESTMENTS:
               At least 80% of its net assets in common stocks and other equity securities of U.S. companies with small market capitalizations, that the subadviser believes, based on a quantitative model, have strong earnings growth potential. Small capitalization companies are defined as companies with market capitalizations, at the time of purchase, in the range of companies included in the Russell 2000(R) Growth Index.

--------------------------------------------------------------------------------
2. AT A MEETING HELD JUNE 13, 2007, THE BOARD OF TRUSTEES FOR THE ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST APPROVED THE MERGER OF EACH ACQUIRED FUND INTO ITS CORRESPONDING ACQUIRING FUND AS SHOWN IN THE FOLLOWING TABLE:

---------------------------------------------------------- ---------------------------------------------------
                     ACQUIRED FUNDS                                         ACQUIRING FUNDS
---------------------------------------------------------- ---------------------------------------------------
---------------------------------------------------------- ---------------------------------------------------
               AZL(SM) AIM Basic Value Fund                            AZL(SM) Van Kampen Comstock Fund
---------------------------------------------------------- ---------------------------------------------------
               AZL(SM) OCC Renaissance Fund                                 AZL(SM) OCC Value Fund
---------------------------------------------------------- ---------------------------------------------------
         AZL(SM) Van Kampen Aggressive Growth Fund                  AZL(SM) Van Kampen Mid Cap Growth Fund
---------------------------------------------------------- ---------------------------------------------------
         AZL(SM) Van Kampen Strategic Growth Fund                AZL(SM) Dreyfus Founders Equity Growth Fund
---------------------------------------------------------- ---------------------------------------------------

   Completion of the merger is subject to a number of conditions, including approval by shareholders of each Acquired Fund. It is currently anticipated that proxy materials regarding the merger will be distributed to shareholders of each Acquired Fund during the third quarter of 2007, and that a special meeting of shareholders to consider the merger will be scheduled for the third quarter of 2007. Subject to satisfaction of these and other conditions of the mergers, it is anticipated that the mergers will become effective as soon as practicable following shareholder approval.



                                                                    PRO-005-0507